Other Receivables (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Receivables [Abstract]
Deposits to supermarkets	$ 37,913	$ 130,105
Interest receivable - related party	50,433
Travel advances to employees	62,855	$ 16,760
Others	1,208	10,918
Other receivables, Gross	152,409	157,783
Less: allowance for doubtful accounts	(117,164)	(4,079)
Other receivables, Net	$ 35,264	$ 153,704